UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Information Technology - 32.3%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	49,600	$6,052,192

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	93,670	5,186,508

Internet Software & Services - 9.3%
Facebook, Inc.-Class A (a)	363,390	28,624,230
Google, Inc.-Class A (a)	16,034	8,798,978
Google, Inc.-Class C (a)	30,207	16,231,263
HomeAway, Inc. (a)	103,410	2,890,310
LinkedIn Corp.-Class A (a)	14,390	3,628,151
Twitter, Inc. (a)	158,790	6,186,458

		66,359,390

IT Services - 3.7%
Visa, Inc.-Class A	396,688	26,201,242

Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	98,140	4,090,476
Micron Technology, Inc. (a)	175,970	4,950,036
NVIDIA Corp.	435,970	9,676,354

		18,716,866

Software - 8.3%
ANSYS, Inc. (a)	66,950	5,746,988
Aspen Technology, Inc. (a)	142,231	6,313,634
FireEye, Inc. (a)(b)	101,190	4,179,147
Microsoft Corp.	386,509	18,799,798
Mobileye NV (a)(b)	147,730	6,627,168
NetSuite, Inc. (a)	40,500	3,870,585
ServiceNow, Inc. (a)	75,062	5,619,141
Tableau Software, Inc.-Class A (a)	34,960	3,420,486
Ultimate Software Group, Inc. (The) (a)	31,190	5,184,402

		59,761,349

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	395,180	49,456,777

		231,734,324

Consumer Discretionary - 24.3%
Automobiles - 0.9%
Harley-Davidson, Inc.	112,820	6,341,612

Hotels, Restaurants & Leisure - 4.3%
Starbucks Corp.	448,750	22,249,025
Wyndham Worldwide Corp.	103,650	8,851,710

		31,100,735

Household Durables - 0.3%
GoPro, Inc.-Class A (a)(b)	41,890	2,097,851

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 2.0%
Priceline Group, Inc. (The) (a)	11,595	$14,352,407

Media - 6.3%
AMC Networks, Inc.-Class A (a)	102,192	7,709,364
Comcast Corp.-Class A	314,900	18,188,624
Walt Disney Co. (The)	174,050	18,922,716

		44,820,704

Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	88,970	6,798,198

Specialty Retail - 7.4%
Five Below, Inc. (a)	114,660	3,866,335
Home Depot, Inc. (The)	189,640	20,287,687
Lowe’s Cos., Inc.	182,660	12,577,968
O’Reilly Automotive, Inc. (a)	32,050	6,981,452
Ulta Salon Cosmetics & Fragrance, Inc. (a)	60,760	9,180,228

		52,893,670

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc.-Class B	158,550	15,671,082

		174,076,259

Health Care - 14.6%
Biotechnology - 5.8%
Biogen, Inc. (a)	58,884	22,018,494
Gilead Sciences, Inc. (a)	194,693	19,568,593

		41,587,087

Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	72,706	4,278,021
HeartWare International, Inc. (a)	56,744	4,296,088
Intuitive Surgical, Inc. (a)	33,771	16,749,741

		25,323,850

Health Care Providers & Services - 3.3%
Premier, Inc.-Class A (a)	177,101	6,712,128
UnitedHealth Group, Inc.	154,770	17,241,378

		23,953,506

Life Sciences Tools & Services - 2.0%
Illumina, Inc. (a)	52,040	9,588,370
Quintiles Transnational Holdings, Inc. (a)	71,074	4,682,355

		14,270,725

		105,135,168

Consumer Staples - 10.2%
Beverages - 3.1%
Monster Beverage Corp. (a)	159,080	21,811,459

Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	110,220	15,766,971

Company	Shares	U.S. $ Value
CVS Health Corp.	182,830	$18,153,191

		33,920,162

Food Products - 1.7%
Mead Johnson Nutrition Co.-Class A	126,830	12,165,533

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	63,060	5,126,147

		73,023,301

Industrials - 8.3%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	73,290	7,133,316

Airlines - 1.6%
Spirit Airlines, Inc. (a)	171,260	11,726,172

Industrial Conglomerates - 1.6%
Danaher Corp.	137,140	11,229,023

Machinery - 1.9%
Pall Corp.	94,705	9,216,691
Wabtec Corp./DE	49,350	4,641,367

		13,858,058

Professional Services - 1.3%
Robert Half International, Inc.	167,590	9,292,866

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	76,690	6,687,368

		59,926,803

Financials - 3.9%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	18,040	4,079,385
BlackRock, Inc.-Class A	13,060	4,753,056
Virtu Financial, Inc.-Class A (a)	144,271	3,085,957

		11,918,398

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	70,829	15,903,236

		27,821,634

Energy - 2.1%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	55,890	5,287,753

Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (a)(b)	63,452	2,811,558
Range Resources Corp.	107,950	6,861,302

		9,672,860

		14,960,613

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Level 3 Communications, Inc. (a)	175,920	9,840,965

Company	Shares	U.S. $ Value
Total Common Stocks (cost $545,609,875)		$696,519,067

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $17,702,007)	17,702,007	17,702,007

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $563,311,882)		714,221,074

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
Investment Companies - 1.8%
AB Exchange Reserves-Class I, 0.10% (c)(d) (cost $13,180,367)	13,180,367	13,180,367

Total Investments - 101.4% (cost $576,492,249) (e)		727,401,441
Other assets less liabilities - (1.4)%		(10,039,121)

Net Assets - 100.0%		$717,362,320

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,664,514 and gross unrealized depreciation of investments was $(8,755,322), resulting in net unrealized appreciation of $150,909,192.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$696,519,067		$	– 0	–	$	– 0	–	$696,519,067
Short-Term Investments	17,702,007			– 0	–		– 0	–	17,702,007
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,180,367			– 0	–		– 0	–	13,180,367

Total Investments in Securities	727,401,441			– 0	–		– 0	–	727,401,441
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$727,401,441		$	– 0	–	$	– 0	–	$727,401,441

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2015